Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.5%
Singapore Technologies Engineering Ltd.(a)	6,509,600	$14,691,965

Airlines — 3.7%
Singapore Airlines Ltd.(a)	5,699,167	15,403,154

Banks — 36.4%
DBS Group Holdings Ltd.	4,616,900	63,599,153
Oversea-Chinese Banking Corp. Ltd.	8,283,250	50,107,392
United Overseas Bank Ltd.	2,806,000	38,713,032

		152,419,577

Capital Markets — 3.8%
Singapore Exchange Ltd.	2,700,200	15,818,350

Distributors — 2.2%
Jardine Cycle & Carriage Ltd.	604,044	9,342,297

Diversified Telecommunication Services — 7.4%
Singapore Telecommunications Ltd.	17,712,268	31,203,868

Electronic Equipment, Instruments & Components — 3.1%
Venture Corp. Ltd.	1,216,700	13,170,730

Equity Real Estate Investment Trusts (REITs) — 16.7%
Ascendas REIT	8,849,249	19,596,823
CapitaLand Commercial Trust	3,678,083	4,554,015
CapitaLand Mall Trust	3,538,000	5,081,463
Mapletree Commercial Trust	9,646,900	13,650,630
Mapletree Logistics Trust	11,293,000	16,379,404
Suntec REIT(a)	10,280,100	10,691,770

		69,954,105

Food Products — 4.7%
Wilmar International Ltd.	6,954,700	19,583,774

Hotels, Restaurants & Leisure — 3.5%
Genting Singapore Ltd.(a)	26,082,542	14,486,200

Industrial Conglomerates — 4.4%
Keppel Corp. Ltd.	4,399,200	18,394,843
Sembcorp Industries Ltd.	60,700	58,407

		18,453,250

Security	Shares	Value

Machinery — 2.3%
Yangzijiang Shipbuilding Holdings Ltd.	14,359,000	$9,549,639

Media — 0.0%
Singapore Press Holdings Ltd.	159,600	144,537

Real Estate Management & Development — 7.9%
CapitaLand Ltd.	4,873,300	9,964,509
City Developments Ltd.	2,158,700	11,745,014
UOL Group Ltd.(a)	2,330,500	11,278,209

		32,987,732

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd.	2,150,600	2,191,074

Transportation Infrastructure — 0.2%
SATS Ltd.	424,100	798,151

Total Common Stocks — 100.3% (Cost: $534,297,456)		420,198,403

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(b)(c)(d)	10,116,342	10,131,516
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(b)(c)	145,000	145,000

		10,276,516

Total Short-Term Investments — 2.5% (Cost: $10,272,014)		10,276,516

Total Investments in Securities — 102.8% (Cost: $544,569,470)		430,474,919

Other Assets, Less Liabilities — (2.8)%		(11,720,409)

Net Assets — 100.0%		$418,754,510

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,443,253	(5,326,911)	10,116,342	$10,131,516	$130,502	(b)	$20,120	$(173)
BlackRock Cash Funds: Treasury, SL Agency Shares	236,000	(91,000)	145,000	145,000	3,179		—	—

				$10,276,516	$133,681		$20,120	$(173)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Singapore ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Sing Index	246	06/29/20	$5,013	$(67,359)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$420,198,403	$—	$—	$420,198,403
Money Market Funds	10,276,516	—	—	10,276,516

	$430,474,919	$—	$—	$430,474,919

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(67,359)	$—	$—	$(67,359)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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